CONVERTIBLE DEBENTURES (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE DEBENTURES
As of:	March 31, 2023	December 31, 2022
Convertible Debenture	$1,914,222	$-